Annual Total Returns [BarChart] - AMG Managers CenterSquare Real Estate Fund - Class N	May 01, 2021
Bar Chart Table:
Annual Return 2011	9.35%
Annual Return 2012	16.05%
Annual Return 2013	2.09%
Annual Return 2014	31.52%
Annual Return 2015	5.30%
Annual Return 2016	6.82%
Annual Return 2017	5.40%
Annual Return 2018	(5.55%)
Annual Return 2019	22.90%
Annual Return 2020	(2.61%)